Leases (Details) - Schedule of future minimum lease payments $ in Thousands	Mar. 31, 2023 USD ($)
Schedule of Future Minimum Lease Payments [Abstract]
Remainder of 2023	$ 100
2024	404
2025	143
Gross lease payments	647
Less: imputed interest	(77)
Present value of net future minimum lease payments	$ 570